Basis of Presentation	5 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
2. Basis of Presentation

theMaven Network, Inc. was incorporated in Nevada on July 22, 2016, under the name “Amplify Media, Inc.” On July 27, 2016, the corporate name was amended to “Amplify Media Network, Inc.” and on October 14, 2016, the corporate name was changed to “theMaven Network, Inc.”.

theMaven, Inc. was formerly known as Integrated Surgical Systems, Inc., a Delaware corporation (“Integrated”).  From June 2007 until November 4, 2016, Integrated was a non-active “shell company” as defined by regulations of the Securities and Exchange Commission (SEC). On August 11, 2016, Integrated entered into a loan to Subsidiary that provided initial funding totalling $735,099 for the Subsidiary’s operations. On October 14, 2016 Integrated entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Subsidiary and the shareholders of Subsidiary, holding all of the issued and outstanding shares of Subsidiary (collectively, “Subsidiary Shareholders”). The Share Exchange Agreement was amended on November 4, 2016 to include certain newly issued shares of Subsidiary in the transaction and make related changes to the agreement and the Share Exchange was consummated. The transaction resulted in Parent acquiring Subsidiary by the exchange of all of the outstanding shares of Subsidiary for 12,517,152 newly issued shares of the common stock, $0.01 par value (the “Common Stock”) of Parent, representing approximately 56.7% of the issued and outstanding shares of Common Stock immediately after the transaction. The transaction is referred to as the “Recapitalization.” The Recapitalization was consummated on November 4, 2016, as a result of which theMaven Network, Inc. became a wholly owned subsidiary of Integrated (the “Closing”). The note payable between Integrated and Subsidiary was an interdependent transaction with the Recapitalization and was ultimately cancelled upon closing of the Recapitalization. On December 2, 2016, Integrated amended its Certificate of Incorporation to change its name from “Integrated Surgical Systems, Inc.” to “theMaven, Inc.”

From June 2007 until the closing of the Recapitalization, Integrated was a non-active “shell company” as defined by regulations of the SEC and, accordingly, the Recapitalization was accounted for as a reverse recapitalization rather than a business combination. As the Subsidiary is deemed to be the purchaser for accounting purposes under reverse recapitalization accounting, the Company’s financial statements are presented as a continuation of Subsidiary, and the accounting for the Recapitalization is equivalent to the issuance of stock by Subsidiary for the net monetary assets of Parent as of the Closing accompanied by a recapitalization.  See Note 9 for summary of the assets acquired, transaction costs and the consideration exchanged in the Recapitalization.